RESERVES	12 Months Ended
Jun. 30, 2018
RESERVES
RESERVES

Consolidated

2018	2017
$	$

19.RESERVES

Foreign currency translation	765,930	1,288,896
Share-based payments	4,885,232	4,755,597

Total reserves	5,651,162	6,044,493

Reconciliation of foreign currency translation reserve

Balance at the beginning of the financial year	1,288,896	1,419,551
Add: net currency translation gain / (loss)	(522,966)	(130,655)

Balance at the end of the financial year	765,930	1,288,896

Reconciliation of share-based payments reserve

Balance at the beginning of the financial year	4,755,597	4,635,310
Add: share-based payments expense	129,635	120,287

Balance at the end of the financial year	4,885,232	4,755,597

Nature and purpose of reserves

Foreign currency translation reserve

This reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries.

Share-based payments reserve

This reserve is used to record the value of share-based payments provided to employees and others providing similar services as part of their remuneration.